Segment and Related Information - Revenues And Identifiable Assets By Country (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 77,481	$ 770,325	$ 964,272	$ 1,305,438
Noble Finance Company [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	77,481	770,325	964,272	1,305,438
Long-Lived Assets		1,498,368	3,605,910
Noble Finance Company [Member] | Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	54	1,954	50,434	33,623
Long-Lived Assets		20,704	20,886
Noble Finance Company [Member] | Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0	251	0	0
Long-Lived Assets		1,702	4,794
Noble Finance Company [Member] | Bulgaria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0		0	61,525
Long-Lived Assets			0
Noble Finance Company [Member] | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0	10	28,915	46,147
Long-Lived Assets		0	0
Noble Finance Company [Member] | Denmark
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0	25,119	7,662	31,076
Long-Lived Assets		18,407	0
Noble Finance Company [Member] | Egypt
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0		0	49,209
Long-Lived Assets			0
Noble Finance Company [Member] | Gabon
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0		147	0
Long-Lived Assets			0
Noble Finance Company [Member] | Guyana
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	23,012	244,638	222,088	132,414
Long-Lived Assets		678,852	1,753,914
Noble Finance Company [Member] | Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0	0	0	251,497
Long-Lived Assets		7,341	6,310
Noble Finance Company [Member] | Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		11,022
Long-Lived Assets		0
Noble Finance Company [Member] | Myanmar
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0	23,247	21,084	56,207
Long-Lived Assets		20,487	0
Noble Finance Company [Member] | Qatar
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,263		31,024	36,948
Long-Lived Assets			18,582
Noble Finance Company [Member] | Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	10,745	75,676	133,246	154,807
Long-Lived Assets		371	301,121
Noble Finance Company [Member] | Suriname
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	6,029	62,090	61,474	17,374
Long-Lived Assets		0	565,327
Noble Finance Company [Member] | Trinidad and Tobago
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	4,995	35,710	9,468	0
Long-Lived Assets		19,387	18,355
Noble Finance Company [Member] | United Arab Emirates
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0	0	0	0
Long-Lived Assets		607	18,134
Noble Finance Company [Member] | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	7,142	28,126	180,610	243,063
Long-Lived Assets		53,198	674,704
Noble Finance Company [Member] | Vietnam
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0		8,719	0
Long-Lived Assets			0
Noble Finance Company [Member] | N O [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		20,351
Long-Lived Assets		228,687
Noble Finance Company [Member] | Canary Islands
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		0
Long-Lived Assets		88,092
Noble Finance Company [Member] | Indonesia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		23,964
Long-Lived Assets		0
Noble Finance Company [Member] | Mauritania
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		29,616
Long-Lived Assets		0
Noble Finance Company [Member] | Timor-Leste
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		32,257
Long-Lived Assets		0
Noble Finance Company [Member] | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	23,241	156,294	209,401	191,548
Long-Lived Assets		360,478	223,653
Noble Finance Company [Member] | Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 0	0	0	$ 0
Long-Lived Assets		$ 55	$ 130